Capital and share premium - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share Capital	€ 41,553 [1]	€ 41,553
Number of ordinary shares	11,942,344
Common stock , par value	€ 0
Increase in capital	€ 0
Increase (decrease) in share premium	€ (172,300)

[1]	The interim condensed financial statements are unaudited financial statements